Subsequent Events (Details)	Jun. 16, 2021 shares	Jun. 14, 2021 USD ($) $ / shares shares	Jan. 11, 2021 USD ($) day $ / shares shares	Jan. 11, 2021 USD ($) $ / shares shares	Apr. 29, 2021 USD ($)	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Aug. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares	May 31, 2019 $ / shares shares	Dec. 31, 2016 shares	May 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares
Subsequent Event [Line Items]
Preferred stock, shares outstanding (in shares)			129,003,889	129,003,889		129,003,889	129,003,889		129,003,889
Threshold trading days | day			20
Threshold consecutive trading days | day			30
Convertible securities, period from merger closing			5 years
Convertible securities, additional common stock issuable (shares)			22,809,500
Merger Agreement, sponsor stock minimum percentage			10.00%
Number of shares reserved for future issuance (in shares)						161,383,952	162,018,135		152,947,754
Capital stock, shares authorized (in shares)						304,672,982	304,672,982
Capital stock, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)						175,100,000	175,100,000		170,000,000
Preferred stock, shares authorized (in shares)						129,572,982	129,572,982		129,572,982
Common stock, shares issued (in shares)						6,996,135	6,361,952		4,400,247
Common stock, shares outstanding (in shares)						6,996,135	6,361,952		4,400,247
Preferred stock, shares issued (in shares)						129,003,889	129,003,889		129,003,889
Warrants issued and outstanding (in shares)						569,093	569,093
Series 4 convertible preferred stock
Subsequent Event [Line Items]
Preferred stock, shares outstanding (in shares)						8,682,155	8,682,155		8,682,155
Preferred stock, shares authorized (in shares)						9,159,674	9,159,674		9,159,674
Preferred stock, shares issued (in shares)						8,682,155	8,682,155		8,682,155
Convertible Notes
Subsequent Event [Line Items]
Aggregate principal amount | $								$ 200,000,000.0
Convertible note warrants
Subsequent Event [Line Items]
Warrant to purchase shares of stock (in shares)								5,112,086
Exercise price of warrants (in dollars per share) | $ / shares								$ 0.01
Hercules warrant
Subsequent Event [Line Items]
Warrant to purchase shares of stock (in shares)										36,630	79,587	79,587	397,932
Exercise price of warrants (in dollars per share) | $ / shares										$ 5.46		$ 3.45536	$ 3.45536
Hercules warrant | Common stock
Subsequent Event [Line Items]
Warrant to purchase shares of stock (in shares)						36,630
Hercules warrant | Series 4 convertible preferred stock
Subsequent Event [Line Items]
Warrant to purchase shares of stock (in shares)						477,519
Subsequent event
Subsequent Event [Line Items]
Preferred stock, shares outstanding (in shares)		0	129,003,889	129,003,889
Preferred stock, shares issuable (in shares)		129,496,639	129,496,639	129,496,639
Common stock exchange ratio		0.8925	0.8925	0.8925
Threshold trading days | day			20
Threshold consecutive trading days | day			30
Convertible securities, period from merger closing			5 years
Convertible securities, additional common stock issuable (shares)			22,809,500
Number of shares reserved for future issuance (in shares)		82,069,453
Aggregate cash proceeds received, net | $		$ 649,200,000
PIPE investment fees | $		13,800,000
Transaction costs | $		18,500,000
Deferred underwriting fees payable | $		9,700,000
Other accrued expenses | $		1,300,000
Related party payable | $		$ 100,000
Capital stock, shares authorized (in shares)		510,000,000
Capital stock, par value (in dollars per share) | $ / shares		$ 0.0001
Common stock, shares authorized (in shares)		500,000,000
Preferred stock, shares authorized (in shares)		10,000,000
Common stock, shares issued (in shares)		206,908,873
Common stock, shares outstanding (in shares)		206,908,873
Preferred stock, shares issued (in shares)		0
Warrants issued and outstanding (in shares)		24,709,821
Number of additional shares issued in exchange for remaining public shares (in shares)	439,393
Number of additional warrants issued in exchange for remaining public warrants (in shares)	219,696
Subsequent event | 2021 Equity Incentive Plan
Subsequent Event [Line Items]
Number of shares reserved for future issuance (in shares)		10,387,513
Subsequent event | 2010 Equity Incentive Plan
Subsequent Event [Line Items]
Number of shares reserved for future issuance (in shares)		22,532,619
Subsequent event | Employee Stock Purchase Plan
Subsequent Event [Line Items]
Number of shares reserved for future issuance (in shares)		1,630,000
Subsequent event | Milestone Options
Subsequent Event [Line Items]
Number of shares that fully vested (in shares)		669,375
Subsequent event | Common stock
Subsequent Event [Line Items]
Number of shares issued during period resulting from conversion (in shares)		7,400,000
Number of shares issued for preferred stock and warrants		356,610
Subsequent event | Convertible Notes
Subsequent Event [Line Items]
Debt amount converted | $		$ 46,500,000
Subsequent event | Convertible note warrants
Subsequent Event [Line Items]
Warrant to purchase shares of stock (in shares)		1,278,020
Exercise price of warrants (in dollars per share) | $ / shares		$ 0.01
Subsequent event | Public warrants
Subsequent Event [Line Items]
Warrants issued and outstanding (in shares)		13,655,298
Subsequent event | Private placement warrants
Subsequent Event [Line Items]
Warrants issued and outstanding (in shares)		7,550,000
ArcLight
Subsequent Event [Line Items]
Preferred stock, shares outstanding (in shares)						0	0
Issuance of stock, price (in dollars per share) | $ / shares						$ 10.00
Merger Agreement, minimum funds upon closing | $			$ 350,000,000.0
Exercise price of warrants (in dollars per share) | $ / shares						$ 11.50	$ 11.50
Preferred stock, shares authorized (in shares)						5,000,000	5,000,000
Preferred stock, shares issued (in shares)						0	0
ArcLight | Subsequent event
Subsequent Event [Line Items]
Business combination consideration, description				In the Merger, each share of common stock of Proterra, other than shares to be cancelled or dissenting shares, will be converted into the right to receive 0.8925 shares of ArcLight Common Stock. In the event that the closing sale price of ArcLight Common Stock exceeds certain price thresholds for 20 out of any 30 consecutive trading days during the first five years following the closing of the Business Combination, up to an additional 22,809,500 shares of ArcLight Common Stock may be issued to the parties that were holders of Proterra Common Stock immediately prior to the closing of the Business Combination.
Aggregate shares of common stock (in shares)				41,500,000
Purchase price per share | $ / shares			$ 10.00	$ 10.00
Aggregate gross proceeds | $				$ 415,000,000
Description of sponsor letter agreement				Concurrently with the execution of the Merger Agreement, the Sponsor entered into the Sponsor Letter Agreement (the “Sponsor Letter Agreement”), pursuant to which the parties agreed (i) to certain vesting and forfeiture terms with respect to 10% of the Company’s Common Stock beneficially owned by the Sponsor immediately following the closing, (ii) to certain lock-up provisions with respect to shares of Company Common Stock following the Merger (which provisions were subsequently amended on February 2, 2021) and (iii) to cause the Company’s designee to the ArcLight board of directors to resign in the event the Sponsor disposes of 50% or more of the ArcLight Common Stock held beneficially by the Sponsor as of the closing of the Business Combination.
Aggregate principal amount | $					$ 1,000,000
Number of shares redeemed (in shares)		15,172
Value of stocks redeemed | $		$ 151,772.59
ArcLight | Subsequent event | Common stock
Subsequent Event [Line Items]
Share price (in dollars per share) | $ / shares		$ 18.09
ArcLight board of directors
Subsequent Event [Line Items]
Common stock, shares outstanding (in shares)			140,000	140,000
PIPE sale
Subsequent Event [Line Items]
Issuance of stock (in shares)			41,500,000
Issuance of stock, price (in dollars per share) | $ / shares			$ 10.00	$ 10.00
Issuance of stock, proceeds | $			$ 415,000,000.0